INCOME TAXES	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 10:       INCOME TAXES

The Company had effective tax rate of 20.4% and 91.8% for the six months ended June 30, 2017 and 2016, respectively. The variations in the effective tax rate between periods are significantly impacted by the level of pre-tax loss in each of the periods, mainly due to the impairment of intangible assets (see Note 4), and the mix of taxable income and loss between the different jurisdictions.

The Company had an income tax benefit of $9,789 and $3,993 for the six months ended June 30, 2017 and 2016, respectively.

The Company’s effective tax rate for the six months ended June 30, 2017 was mainly impacted by the impairment of Intangible assets in the amount of $16,510, associated with the Undertone reporting unit (see Note 4), which resulted in a reversal of related deferred tax liabilities amounting to $6,520. The remaining tax benefit resulted from deferred tax assets on net operating losses in the US region, which the Company expects to realize in the near future.